Rule 497(e)

File Nos. 333-146241

and 811-22102

Individual Retirement Bonus VUL – Prospectus

A Flexible Premium Variable Universal Life Insurance Policy

offered by Great-West Life & Annuity Insurance Company of New York

in connection with its COLI VUL-4 Series Account

Supplement dated December 5, 2013 to the

Prospectus and Statement of Additional Information dated May 1, 2013

This Supplement amends the Prospectus and Statement of Additional Information, dated May 1, 2013.

Effective immediately, the Individual Retirement Bonus VUL Policy is no longer available for sale.

This Supplement must be accompanied by or read in conjunction with the current

Prospectus and Statement of Additional Information, dated May 1, 2013.

Please keep this Supplement for future reference.